Deferred Initial Public Offering (“IPO”) Costs (Tables)	12 Months Ended
Jun. 30, 2025
Deferred Initial Public Offering (“IPO”) Costs [Abstract]
Schedule of Deferred Initial Public Offering	Deferred initial public offering (“IPO”) costs consist of the following:
	As of year ended June 30,
	2025	2024
Legal fee	$427,226	$10,256
Accounting and other fees	323,135	-
Total	$750,361	$10,256